Condensed Consolidated Statements of Operations (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 5,407	$ 5,328	$ 4,935
Cost of revenues, exclusive of depreciation and amortization shown separately below	2,225	2,188	2,082
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	1,724	1,829	1,591
Depreciation and amortization	493	502	530
Restructuring charges	85	83	59
Operating income	880	726	673
Interest income	4	6	5
Interest expense	(390)	(449)	(619)
Loss on derivative instruments		(1)	(27)
Foreign currency exchange transaction (losses)/gains, net	(17)	(9)	136
Other expense, net	(118)	(209)	(81)
Income from continuing operations before income taxes and equity in net income of affiliates	359	64	87
(Provision)/benefit for income taxes	(122)	(6)	54
Equity in net income of affiliates	5	3	5
Income from continuing operations	242	61	146
Income/(loss) from discontinued operations, net of tax	30	26	(13)
Net income	272	87	133
Net (loss)/income attributable to noncontrolling interests	(1)	3	3
Net income attributable to Nielsen stockholders	$ 273	$ 84	$ 130
Net income/(loss) per share of common stock, basic
Income from continuing operations	$ 0.67	$ 0.17	$ 0.53
Discontinued operations, net of tax	$ 0.08	$ 0.07	$ (0.05)
Net income attributable to Nielsen stockholders	$ 0.75	$ 0.24	$ 0.47
Net income/(loss) per share of common stock, diluted
Income from continuing operations	$ 0.66	$ 0.17	$ 0.52
Discontinued operations, net of tax	$ 0.08	$ 0.07	$ (0.05)
Net income attributable to Nielsen stockholders	$ 0.75	$ 0.23	$ 0.46
Weighted-average shares of common stock outstanding, basic	361,787,868	352,469,181	276,499,073
Dilutive shares of common stock	4,523,116	5,032,773	3,153,513
Weighted-average shares of common stock outstanding, diluted	366,310,984	357,501,954	279,652,586